Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property and Equipment, net [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, net, consists of the following:

	Estimated	December 31,
	Life	2014	2013
Machinery and equipment	3-5 years	$2,210	$1,137
Computers and peripherals	5 years	380	327
Computer software	3-5 years	78	78
Leasehold improvement	10 years	625	607
Tools, molds, dies and jigs	5 years	37	37
Furniture and office equipment	3-7 years	274	274
		3,604	2,460
Accumulated depreciation and amortization		(1,502)	(885)
Property and equipment, net		$2,102	$1,575

Depreciation and amortization expense totaled $745, $469 and $342 for the years ended December 31, 2014, 2013 and 2012, respectively.